General and Administrative Expenses (Tables)	12 Months Ended
Oct. 31, 2022
General and Administrative Expenses [Abstract]
Schedule of general and administrative expenses
	Year ended	Year ended	Year ended
	October 31,	October 31,	October 31,
	2022	2021	2020

Depreciation of ROU asset	$82,801	$–	$–
Consulting fees (Note 7)	262,674	712,122	153,000
Depreciation of property and equipment	10,335	2,572	–
Insurance	204,103	140,716	–
Investor relations	645,742	156,562	–
Office and miscellaneous	92,835	51,961	13,778
Professional fees	1,493,024	656,012	41,800
Salaries and benefits (Note 7)	125,975	405,632	–
Share-based compensation (Notes 7, 10 and 11)	1,291,638	846,155	–
Transfer agent and regulatory fees	118,207	57,998	24,642

Total general and administrative	$4,327,334	$3,029,730	$233,220